Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$ (646)		$ (1,066)
Cumulative actuarial losses	(336)		(324)
Cumulative coupon accrued under perpetual debentures	(1,070)		(1,070)
Cumulative coupons accrued and premiums paid on subordinated notes	(474)		(347)
Other effects	97	$ 51
Other equity reserves	$ (2,429)		$ (2,756)